RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Summary of Financing Receivables
A summary of financing receivables as of June 30, 2022 and December 31, 2021 is as follows:

	June 30, 2022	December 31, 2021
	(in millions)
Retail	$10,255	$9,955
Wholesale	6,249	5,373
Other	33	48
Total	$16,537	$15,376

Summary of Aging of Financing Receivables
The aging of financing receivables as of June 30, 2022 and December 31, 2021 is as follows (in millions):

	June 30, 2022
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2022					$1,782	$—	$1,782
2021					2,614	—	2,614
2020					1,316	—	1,316
2019					667	—	667
2018					369	—	369
Prior to 2018					167	1	168
Total	$19	$—	$19	$6,896	$6,915	$1	$6,916
South America
2022					$428	$—	$428
2021					798	1	799
2020					452	1	453
2019					241	1	242
2018					142	1	143
Prior to 2018					104	—	104
Total	$34	$—	$34	$2,131	$2,165	$4	$2,169
Asia Pacific
2022					$284	$—	$284
2021					428	1	429
2020					253	2	255
2019					108	1	109
2018					54	1	55
Prior to 2018					13	—	13
Total	$8	$10	$18	$1,122	$1,140	$5	$1,145
Europe, Middle East, Africa	$—	$—	$—	$8	$8	$17	$25
Total Retail	$61	$10	$71	$10,157	$10,228	$27	$10,255
Wholesale
North America	$—	$—	$—	$2,699	$2,699	$—	$2,699
South America	—	—	—	962	962	—	962
Asia Pacific	3	1	4	477	481	6	487
Europe, Middle East, Africa	5	—	5	2,096	2,101	—	2,101
Total Wholesale	$8	$1	$9	$6,234	$6,243	$6	$6,249

	December 31, 2021
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$3,159	$—	$3,159
2020					1,688	1	1,689
2019					901	1	902
2018					531	—	531
2017					229	—	229
Prior to 2017					73	—	73
Total	$13	$—	$13	$6,568	$6,581	$2	$6,583
South America
2021					$881	$—	$881
2020					524	—	524
2019					295	—	295
2018					190	—	190
2017					105	—	105
Prior to 2017					72	—	72
Total	$1	$—	$1	$2,066	$2,067	$—	$2,067
Asia Pacific
2021					$579	$—	$579
2020					357	4	361
2019					167	1	168
2018					99	1	100
2017					45	—	45
Prior to 2017					5	—	5
Total	$10	$8	$18	$1,234	$1,252	$6	$1,258
Europe, Middle East, Africa	$4	$—	$4	$43	$47	$—	$47
Total Retail	$28	$8	$36	$9,911	$9,947	$8	$9,955
Wholesale
North America	$—	$—	$—	$2,339	$2,339	$—	$2,339
South America	—	—	—	633	633	22	655
Asia Pacific	2	1	3	446	449	—	449
Europe, Middle East, Africa	5	1	6	1,924	1,930	—	1,930
Total Wholesale	$7	$2	$9	$5,342	$5,351	$22	$5,373

Summary of Allowance for Credit Loss Activity
Allowance for credit losses (activity) for the three and six months ended June 30, 2022 is as follows (in millions):

	Three Months Ended June 30, 2022
	Retail	Wholesale
Opening Balance	$244	$74
Provision	14	(4)
Charge-offs, net of recoveries	(8)	(5)
Foreign currency translation and other	(4)	(4)
Ending Balance	$246	$61

	Six Months Ended June 30, 2022
	Retail	Wholesale
Opening Balance	$220	$65
Provision	26	3
Charge-offs, net of recoveries	(9)	(5)
Foreign currency translation and other	9	(2)
Ending Balance	$246	$61
Allowance for credit losses activity for the three and six months ended June 30, 2021 and for the year ended December 31, 2021 is as follows (in millions):

	Three Months Ended June 30, 2021
	Retail	Wholesale
Opening Balance	$220	$69
Provision	1	—
Charge-offs, net of recoveries	(3)	(1)
Foreign currency translation and other	8	5
Ending Balance	$226	$73

	Six Months Ended June 30, 2021
	Retail	Wholesale
Opening Balance	$231	$62
Provision	6	4
Charge-offs, net of recoveries	(6)	(1)
Foreign currency translation and other	(5)	8
Ending Balance	$226	$73

	Twelve Months Ended December 31, 2021
	Retail	Wholesale
Opening Balance	$231	$62
Provision	22	6
Charge-offs, net of recoveries	(22)	1
Foreign currency translation and other	(11)	(4)
Ending Balance	$220	$65

Summary of Carrying Amount of Restricted Assets
At June 30, 2022 and December 31, 2021, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2022	December 31, 2021
Retail note and finance lease receivables	$6,972	$6,878
Wholesale receivables	3,921	3,443
Total	$10,893	$10,321